Filed with the Securities and Exchange Commission on April 24, 2009

1940 Act Registration No.  811-07763
1933 Act File No. 333-10015
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	42	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	43	[	X	]

(Check appropriate box or boxes.)

MASTERS’ SELECT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of Principal Executive Office)

(925) 254-8999
 (Registrant’s Telephone Number, Including Area Code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
Orinda, California 94563
(Name and Address of Agent for Service)

Copy to:
Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 41 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 27, 2009, and pursuant to Rule 485(a)(1) would become effective on April 28, 2009.

This Post-Effective Amendment No. 42 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 42 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda and State of California, on the 24th day of April, 2009.

MASTERS’ SELECT FUNDS TRUST

By: /s/Kenneth E. Gregory*
Kenneth E. Gregory
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Kenneth E. Gregory*	President and Trustee	April 24, 2009
Kenneth E. Gregory

/s/Craig A. Litman*	Trustee	April 24, 2009
Craig A. Litman

/s/A. George Battle*	Trustee	April 24, 2009
A. George Battle

/s/Frederick A. Eigenbrod, Jr.*	Trustee	April 24, 2009
Frederick A. Eigenbrod, Jr.

/s/Harold M. Shefrin*	Trustee	April 24, 2009
Harold M. Shefrin

/s/Taylor M. Welz*	Trustee	April 24, 2009
Taylor M. Welz

/s/John Coughlan	Chief Financial and Accounting Officer	April 24, 2009
John Coughlan

* By: /s/John Coughlan
John Coughlan, Attorney-in-Fact